Guarantor/Non-Guarantor Subsidiary Financial Information (Statement of Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net income	$ 633	$ 687	$ 612
Foreign currency translation adjustments	(72)	(27)	(10)
Total comprehensive income	561	660	602
Comprehensive income attributable to noncontrolling interest	(20)	(44)	(57)
Comprehensive income attributable to QVC, Inc. shareholder	541	616	545
Parent issuer- QVC, Inc.
Condensed Financial Statements, Captions [Line Items]
Net income	633	687	612
Foreign currency translation adjustments	(72)	(27)	(10)
Total comprehensive income	561	660	602
Comprehensive income attributable to noncontrolling interest	(20)	(44)	(57)
Comprehensive income attributable to QVC, Inc. shareholder	541	616	545
Combined subsidiary guarantors
Condensed Financial Statements, Captions [Line Items]
Net income	353	383	356
Foreign currency translation adjustments	0	0	0
Total comprehensive income	353	383	356
Comprehensive income attributable to noncontrolling interest	0	0	0
Comprehensive income attributable to QVC, Inc. shareholder	353	383	356
Combined non-guarantor subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income	132	153	130
Foreign currency translation adjustments	(72)	(27)	(10)
Total comprehensive income	60	126	120
Comprehensive income attributable to noncontrolling interest	(20)	(44)	(57)
Comprehensive income attributable to QVC, Inc. shareholder	40	82	63
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net income	(485)	(536)	(486)
Foreign currency translation adjustments	72	27	10
Total comprehensive income	(413)	(509)	(476)
Comprehensive income attributable to noncontrolling interest	20	44	57
Comprehensive income attributable to QVC, Inc. shareholder	$ (393)	$ (465)	$ (419)